Equity	6 Months Ended
Sep. 30, 2024
Equity [Abstract]
EQUITY
14.	Equity

Ordinary Shares

On October 19, 2021, the Company was incorporated in the Cayman Islands and had an initial authorized share capital of US$50,000 divided into 50,000,000 Ordinary Shares with a par value of US$0.001 each.

On May 5, 2022, the Company’s authorized and issued shares of par value US$0.001 each was subdivided into 2 shares of par value US$0.0005 each (the “Subdivision”), and following the Subdivision, the authorized share capital of US$50,000 was divided into 100,000,000 Ordinary Shares with a par value of US$0.0005 each, and the issued share capital was US$10 divided into 20,000 Ordinary Shares with a par value of US$0.0005 each, with the shareholder’s shareholding ratio remaining unchanged.

Immediately following the Subdivision, pursuant to the director’s written resolutions on May 5, 2022, a total of 9,980,000 Ordinary Shares were allotted and issued to the shareholders in proportion to their respective shareholdings.

On January 17, 2024, the Company completed its initial public offering and was listed on the Nasdaq Capital Market under the symbol “CCTG”. 1,375,000 Ordinary Shares were issued at a price of $4.0 per share. On February 8, 2024, the underwriters exercised their over-allotment option in full to purchase an additional 206,250 Ordinary Shares of the Company at the public offering price of US$4.0 per share. The net proceeds were $3.6 million after deducting underwriting discounts and commissions, and other issuance expenses.

On September 10, 2024, the authorized share capital of the Company was increased from 100,000,000 Ordinary Shares to 500,000,000 Ordinary Shares of a par value of US$0.0005 each. The Company also implemented a dual class structure of its share capital, and reclassified the authorized share capital of 500,000,000 Ordinary Shares to 495,000,000 Class A Ordinary Shares and 5,000,000 Class B Ordinary Shares.

As of September 30, 2024 and March 31, 2024, the Company’s issued Class A Ordinary Shares were 6,581,250 and 6,581,250, respectively, and issued Class B Ordinary Shares were 5,000,000 and 5,000,000, respectively.